Secured Term Loan Facilities and Revolving Credit Facilities - Schedule of Annual Principal Payments to Term Loans and Revolving Credit Facilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Maturities of Long-term Debt [Abstract]
Due within one year		$ 212,382	$ 151,586
Due in two years		80,840	229,460
Due in three years		250,432	209,633
Due in four years		65,032	92,381
Due in five years		28,909	50,403
Due in more than five years	[1]	124,452	82,479
Total		762,047	815,942
Less: current portion	[2]	101,558	151,586
Secured term loan facilities and revolving credit facility, non-current portion	[1]	$ 660,489	$ 664,356

[1]	Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (Please read Note 10—Variable Interest Entities to our consolidated financial statements)
[2]	Excludes amounts relating to the refinancing of the October 2016 Secured Term Loan and Revolving Credit Facility and June 2017 Secured Term Loan and Revolving Credit Facility which were concluded subsequent to the year end, in March 2023.